Allianz Life Insurance Company of North America

Erik Nelson
Associate General Counsel, Senior Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Telephone:  763-765-7453
Erik.Nelson@allianzlife.com
www.allianzlife.com

CORRESPONDENCE FILING
October 28, 2021
Mr. Mark Cowan, Senior Counsel Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office 100 F Street NE
Washington, DC 20549-8626
Re:	Post-Effective Amendment No. 33 Submitted August 23, 2021, File No. 333-171427 (Vision)
Mr. Cowan:
We received comments from you on September 29, 2021, with respect to Registrants’ above referenced Post-Effective Amendment to Form N-4 Registration Statement filed on August 23, 2021.
This correspondence responds to each of your comments. A courtesy copy of this correspondence, along with a blackline showing the proposed prospectus changes, will be forwarded to you by email.
COVER PAGE
1.a        Please add filing date.
1.b        Please include all missing information and all exhibits prior to effectiveness and add filing date.
2.	Please verify if “may” should instead be “will” in the following sentence.
Owners of Bonus Option Contracts may receive a 6% bonus on the money they put into the Contract, subject to a three-year vesting schedule.
3.	Please add that deduction of advisory fees [will reduce] [may reduce] the death benefits [and other guaranteed benefits] and please specify if text below refers to death benefits.
If you have an investment adviser and choose to pay the adviser fees from this Contract, the deduction of the adviser fees is in addition to this Contract’s fees and expenses and may be subject to withdrawal charges and may reduce or even end Contract benefits, and may be subject to federal and state income taxes, including a 10% additional federal tax.
Responses:
1.a      Will revise on next submission.

1.b      Confirmed
2.	Revised as requested.
3.	Revised as follows:
If you have an investment adviser and choose to pay the adviser fees from this Contract, the deduction of the adviser fees is in addition to this Contract’s fees and expenses, may be subject to withdrawal charges, will reduce and may even end the death benefit and any other guaranteed benefits, and may be subject to federal and state income taxes, including a 10% additional federal tax.
GLOSSARY
4.	Income Date. Please consider disclosing the earliest and latest possible Income Date.
Response:
4.	Revised as requested.
OVERVIEW OF THE CONTRACT
5.	Fees and Expenses Chart:
a.	Please note cross-references in the electronic versions of summary and statutory should directly link to location in statutory referenced.
b.	Lowest Annual Cost: Please note that this combination should take into account all versions of the contract.
c.	Highest Annual Cost: Please note that this combination should take into account all versions of the contract.
d.	Please break out “No advisory fees” as a separate bullet.
6.	Phases of the Contract: Please revise the following sentence to replace “for a list” with “for more information about each”.
Please see Appendix A for a list of the Investment Options available under the Contract.
7.	Contract Features: If the following sentence is true, please state that in such a case, you will have paid for a benefit you never received
If you have Quarterly Value Death Benefit version 3 and remove the Additional Required Benefit, you will forfeit future opportunities to lock-in quarterly investment gains and we no longer assess the additional M&E charge for the Quarterly Value Death Benefit.
8.
Financial Advisor Fees: If the following statement is true, please disclose specifically that the deduction of third party advisory fees may reduce the death benefit(s) and other guaranteed benefits. Also, add appropriate cross-references.

As such, withdrawals to pay adviser fees may be subject to withdrawal charges, may reduce Contract benefits (perhaps significantly), and may be subject to income taxes (including tax penalties if you are younger than age 59½).
9.
Bonuses on Purchase Payments (Bonus Option Contracts Only): Please disclose the practical effect of excluding bonus amounts from Purchase Payments when calculating these benefits (e.g., bonus will not be included in any benefit base increase).

Vested bonuses are included in Contract Value and in the calculation of death and living benefits, except that bonus amounts (vested or unvested) are not considered part of Purchase Payments when calculating benefits.
Responses:
5.a	Acknowledged
5.b	Acknowledged
5.c	Acknowledged.
5.d	Revised as requested.
6.	Revised as requested.
7.	This can be true in some circumstances, but is not always true. We added the following to address this:
This may result in the Contract Value being greater than the guaranteed value provided by the Quarterly Value Death Benefit version 3, and if it does, you will have paid for a benefit you never received.
8.	Revised as requested.
9.	Revised the last sentence of the Bonuses on Purchase Payments (Bonus Option Contracts Only) bullet as follows:
Vested bonuses are included in Contract Value and in the calculation of death and living benefits, except that bonus amounts (vested or unvested) are not included with Purchase Payments when calculating guaranteed benefit values such as the Traditional Death Benefit Value, Quarterly Anniversary Value, Benefit Base, Income Values, or Target Value.
FEE TABLES
10.
This contract offers two versions, Version A and Version B. Please show separate fee tables or separate columns in the current fee table (i.e., Contracts issued on or prior to April 29, 2011 and Contracts issued from May 2, 2011 through April 26, 2013).

11.	Please consider disclosing this instead in item 7(a).
“Mortality and Expense Risk” or “M&E” charge in the Contract and elsewhere in this prospectus.
12.	Please consider keeping the reference to "base contract charge" here and throughout the prospectus as we are trying to phase out M&E terminology.
13.	Example
a.
Please state that the examples do not reflect any adviser fees paid to financial intermediaries from contract value or other assets of the owner, and that if such fees were reflected, costs would be higher.

b.
The expense example should clearly indicate (either in the narrative or in a footnote) which contract features/options are reflected in the example. Please note, the highest expense example must also reflect all prior versions no longer sold

Responses:
10.	The fees and expenses reported here are the same for Version A and Version B Contracts. We will add disclosure in the text to clarify this.
11.	Revised as requested.
12.
We will keep the reference to "base contract expense" when discussing the fees for the contract share classes. However, we will also keep "additional M&E charge" when discussing the fee for the optional Quarterly Value Death Benefit, Lifetime Benefits, and Target Date Benefit.

13.a	Revised as requested.
13.b	Revised as requested.
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
14.
Please explain supplementally the basis for imposing a deferred sales charge (withdrawal charge) on contracts sold through fee-based accounts. We have concerns because the adviser is already compensated for its services by the contract owner and the insurer does not pay commissions that would otherwise be offset by a deferred sales charge.)

Response:
14.	These products, which are no longer available for sale, are commission-based products not designed for sales to fee-based accounts.
VALUING YOUR CONTRACT
15.	Please briefly describe any provisions or limitations for minimum Contract Value, and the consequences of falling below that amount. Item 8(b)(1)

Response:
15.	Revised as requested.
INVESTMENT OPTIONS
16.	Excessive Trading and Market Timing: Please disclose whether or not the Registrant or Depositor:
(i)	discourages frequent transfers of Contract value among sub-accounts of the Registrant; and
(ii)	accommodates frequent transfers of Contract value among sub-accounts of the Registrant.
Item 8(f)(4)(i) and (ii)
Response:
16.	Revised as requested.
FINANCIAL ADVISER FEES
17.	Please include a brief description of the deduction of advisory fee authorization agreement between the insurer and the contract owner, including how the contract owner may terminate the agreement.
18.
Please consider disclosing how guaranteed benefits will be impacted by the deduction of advisory fees (e.g., reducing guaranteed values by the percentage of Contract Value withdrawn) in the below statement(s).

We treat this fee payment as a withdrawal, which means a withdrawal charge federal and state income taxes, and a 10% additional federal tax if you are under age 59 1∕2 may apply. This withdrawal reduces the Contract Value and the amount available under the free withdrawal privilege by the amount withdrawn. It may also reduce your Contract's guaranteed values, such as Income Protector's Benefit Base, by more than the amount withdrawn and these reductions could be significant.
19.	Please explain how and when the fee will be deducted (e.g., pro-rata from each investment option on an annual basis).
20.	Please disclose the basis upon which adviser fees are calculated (e.g., as a percentage of contract value).
21.
If the following statement is true, please disclose that the insurer can override a contract owner's voting instructions under certain limited circumstances. (Consistent with mixed and shared funding orders).

Responses:
17.	Revised as requested.
18.	Revised as requested.

19.	Revised as requested.
20.	Revised as requested.
21.	We cannot override a contract owner’s voting instructions.
GENERAL ACCOUNT
22.	Please add “and financial strength” to the statement below.
The financial obligations supported by our general account are subject to our claims-paying ability and the priority rights of our other creditors.
Response:
22.	Revised as requested
EXPENSES
23.	Confirm supplementally that the Registrant is not responsible for any type of operating expenses. Otherwise, disclose.
24.
Withdrawal Charge. Please explain supplementally the basis for imposing a deferred sales charge (withdrawal charge) on contracts sold through fee-based accounts. We have concerns because the adviser is already compensated for its services by the contract owner and the insurer does not pay commissions that would otherwise be offset by a deferred sales charge.

25.
Free Withdrawal Privilege. If true, consider adding:  "Any remaining Purchase Payments that are beyond the withdrawal charge period will still be included in the calculation of the free withdrawal privilege for additional Purchase Payments that remain within the withdrawal charge period."

Responses:
23.	We confirm that that the Registrant is not responsible for any type of operating expenses.
24.	These products, which are no longer available for sale, are commission-based products not designed for sales to fee-based accounts.
25.
Any remaining Purchase Payments that are beyond the withdrawal charge period are available without a withdrawal charge, but are not added to the free withdrawal privilege amount. We added the following example to help clarify this:

Assume your initial Purchase Payment 10 years ago was $90,000, and you made a second $100,000 Purchase Payment 3 years ago. You take a RMD payment of $1,500 and withdraw $150,000 when the Contract Value is $275,000. The RMD payment is not subject to a withdrawal charge, but reduces the amount available under the free withdrawal privilege to $21,300 (12% x $190,000 total Purchase Payments = $22,800 - $1,500 RMD payment). After the RMD payment, $111,300 is available to you without a withdrawal charge: the initial

$90,000 Purchase Payment that is beyond the 7-year withdrawal charge period, and $21,300 remaining free withdrawal privilege. The remaining $38,700 of your requested withdrawal would be subject to a 7.5% withdrawal charge.
THE ANNUITY PHASE
26.	When Annuity Payments Begin. Please state the earliest Income Date (annuity commencement date). Item 9 (b)
Response:
26.	Revised as requested.
BENEFITS AVAILABLE UNDER CONTRACT
27.
Waiver of Withdrawal Charge Benefit. With respect to the "state variation reference, please delete "may apply” throughout the table as applicable. All the benefits with this reference include a state variation noted in Appendix I.

28.
Optional Benefits (No longer Available for Election). In responding to paragraphs (b) and (c) of this Item, provide one or more examples illustrating the operation of each benefit in a clear, concise, and understandable manner. See Instruction to Item 10.

Alternatively, if examples are included in appendices or in more detailed disclosure describing the benefit elsewhere in the prospectus, please note that and include a cross-reference.
Also, if the description of the benefit is clear enough without the need for an example (e.g., standard benefits such as AIP, etc.) a standalone example would not be necessary. For others, particularly where calculations are involved, examples should be provided per the form.
Responses:
27.	Revised as requested.
28.	Examples of calculations have been added and revised as requested.
ADDITIONAL INFORMATION ABOUT BONUS OPTION CONTRACTS
29.	We are confused by the "We expect to profit..." language. Is this a zero sum game where if the insurer profits, the investor loses out and vice versa?
Purchase Payment, you lose all or some of your bonus. We expect to profit from the Bonus Option’s additional M&E charge and withdrawal charge.
30.
Please disclose, if true, that there may be circumstances in which a contract owner could be worse off for having the bonus and identify the circumstances [some may already be disclosed, but should clearly identify in this context].

Responses:
29.	Based on my subsequent email correspondence with you, we have deleted the “We expect to profit” language.
30.
We note that the prospectus already discloses here that “The bonus may be more than offset by the Bonus Option’s additional M&E charge and withdrawal charge, especially during periods of poor Investment Option performance.” We submit that this sufficiently addresses the circumstances in which a contract owner could be worse off for having the bonus.

TAXES
31.	Please disclose that bonus amounts are not included in cost basis in the contract.
Response:
31.
We note that cost basis only applies to Non-Qualified Contracts. Owners of Non-Qualified Contracts are taxed on gains (the amount that exceed cost basis, which is general purchase payments). Qualified Contracts generally don’t have cost-basis, and the total withdrawal is taxable. We revised the taxation of annuity contracts as follows:

•
Taxes on earnings are deferred until you take money out. If you have a Bonus Option Contract, bonus amounts are included in earnings. Non-Qualified Contracts owned by corporations or partnerships do not receive income tax deferral on earnings.

OTHER INFORMATION
32.
For clarity, consider using the language in Item 6(b)(2) that income, gains, and losses credited to, or charged against, the Registrant reflect the Registrant’s own investment experience and not the investment experience of the Depositor’s other assets.

We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts.
33.	Please note that financials can be incorporated by reference if they are filed on new submission type N-VPFS.
Responses:
32.	Revised as requested.
33.	Acknowledged.
APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
34.	Note that the website must be specific enough to lead investors to the fund prospectus (it could be a central site with prominent links to the documents).
35.	Please note if updated performance is available, provide web address or phone number to get that info.

36.	Please delete the following footnotes, which are not required or permitted by the form.
(3)
This Investment Option is managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”). Please see “Principal Risks – Managed Volatility Fund Risk” in the prospectus and the Investment Option’s prospectus for more information.

(4)
This Investment Option is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Investment Option invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds.

Responses:
34.	Acknowledged.
35.	We will not be providing updated performance.
36.
We respectfully submit that the footnote (3) is permissible under the Form and an appropriate means to identify investment options as to which Managed Volatility Investment Option Risk is applicable. Footnote (4) is deleted as requested.

APPENDIX B – INVESTMENT RESTRICTIONS FOR OPTIONAL BENEFITS
37.
TABLE 2: Maximum Contract Value Allowed in the Equity Group. For the restrictions with charts, do contract owners get any personalized notification of where they are on the table and their permitted allocation ranges?  Or at least what their updated default allocations will be?  These charts are tough to navigate (and SH's must figure this out annually).

38.	For service or More Information. Is there a website where materials are accessible? Appendix A indicates there is a website.
Responses:
37.
Owners receive a confirmation statement with their updated default allocations for any changes we make to comply with the Investment Option restrictions for Investment Protector or the Target Date Benefits.

38.	Revised to provide a website, phone number and email address to obtain the prospectus and SAI.
STATEMENT OF ADDITIONAL INFORMATION
39.
Allianz Life. Provide the date and form of organization of the Registrant and the Registrant’s classification pursuant to section 4 of the Investment Company Act [15 U.S.C. 80a-4] (i.e., a separate account and a unit investment trust). Item 19(b)

40.	Experts. Confirm supplementally that Item 21 related to services is not applicable. [This would seem the case as Item 33 is marked as not applicable]. Otherwise include the related disclosure.

41.	Please provide the information required by Item 22 related to the purchase of the securities being offered.
42.	Distributor. Please clarify that ALLIANZ LIFE FINANCIAL SERVICES, LLC is the "underwriter" per Item 23.
Responses:
39.	This information is included in prospectus section 19, Other Information - The Separate Account.
40.
We note that the disclosures relating to Tata Consultancy Services (Tata) at pg. 72 of the prospectus and pg. 4 of the SAI are responsive to Item 21. We also note that Item 33 is not applicable because the Tata services are discussed in Parts A and B and there are no other such contracts.

41.	We note that the disclosures required by Item 22 may be found, to the extent applicable, in the prospectus.
42.	This information is included in prospectus section 19, Other Information - Distribution.
PART C – OTHER INFORMATION
43.	Item 27 Exhibits. Note: The all caps is very hard to read especially with not white spaces between the items.
44.
Item 29. Persons Controlled By or Under Control with the Depositor or the Registrant. Please hyperlink Post-Effective Amendment No. 22 to Registrant’s Form N-4 (File Nos. 333-185866 and 811-05618), electronically filed on April 19th, 2021.

45.	Item 32. Location of Accounts and Records. Can omit if included in N-CEN.
Responses:
43.	In the conversion to EDGAR, this text was changed to all caps. We will ensure that does not happen on future submissions.
44.	Acknowledged.
45.	Acknowledged.

Please contact Samantha Rawleigh or me with any questions or comments you may have concerning the enclosed. I can be reached at (763)765-7453. Samantha Rawleigh can be reached at (763)765-5127. Both Samantha Rawleigh and I can be reached at the following address:
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416.
Sincerely,
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
By:     /s/ Erik T. Nelson
Erik T. Nelson
    Associate General Counsel, Senior Counsel

cc:  Samantha Rawleigh